UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-02265

 Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
 (Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/12 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I – A N N U A L R E P O R T
J u n e 3 0 , 2 0 1 2

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524
CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
	Kansas City, MO 64121-9729	The Value Line Fund, Inc.
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00086630

The Value Line Fund, Inc.

To Our Value Line
To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six-month period ended June 30, 2012. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Fund, Inc. (the “Fund”) earned a total return of 8.52% for the six months ending June 30, 2012, after fees and expenses. That compared with a total return of 9.49% for the benchmark index, the Standard & Poor’s 500.(1) Pressuring the Fund’s performance relative to the benchmark was a partial rebound in the previously weak Financial Services sector, where the Fund remains underweighted.

It has now been three years since we repositioned the Fund for improved performance. We are gratified by the results. For the three years ended June 30, 2012*, the Fund earned an average annual total return of 18.14%. That compared with average annual total returns of 16.40% for the S&P 500 and 15.92% for the multi-cap growth fund peer group, as measured by Lipper Inc., the independent fund advisory service. The 2009 repositioning included a broadening of the Fund’s stock selection universe to encompass the 1,200 or so stocks in the top three Ranks of the Value Line Timeliness Ranking System. This has allowed greater diversification of the portfolio, which reduces exposure to any single economic sector. It has also resulted in decreased turnover of portfolio holdings, which lowers trading expenses. At the same time, we handed the reins to our senior portfolio manager who has demonstrated widely recognized success managing other equity portfolios in our fund family for over twenty years.

The Fund’s expanded stock selection criteria allow us to implement our disciplined investment strategy to full advantage. We invest in proven winners—those companies that have established five to ten year records of superior relative earnings growth and stock price growth. This is a portfolio of growth stocks. We also look for companies demonstrating strong short-term, quarter-to-quarter, relative earnings momentum and stock price momentum. If a holding later falters on these measures, we do not hesitate to replace it with a stock showing superior strength.

The Fund invests in companies of all sizes. Its approximately 170 holdings are well-diversified in that respect, comprised of about one-third large-capitalization companies, one-third mid-cap and one-third small-cap. In addition, the portfolio is widely diversified across many industries.

We will maintain our time-tested investment discipline. Thank you for investing with us.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Stephen E. Grant
Stephen E. Grant, Portfolio Manager

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

*	The Fund’s 1 year average total return 0.63%; 5 year average annual total return -2.81%; 10 year average annual total return 2.06%.

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our funds’ prospectus can be obtained by going to our website at www.vlfunds.com or calling 800.243-2729.

The Value Line Fund, Inc.

Fund Shareholders

Economic Highlights (unaudited)

The first half of 2012 saw a robust U.S. stock market, with the S&P 500 returning 9.49% for the period. The strength of the market was evident despite some strong headwinds, including a weakening outlook for global economic growth. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Italy, and Spain. Tough austerity measures have been implemented but it is still unclear as to the timetable for the resolution of the debt crisis most severely affecting southern Europe.

At home, GDP grew 2.0% for the first quarter of the year, slowing to 1.5% for the second quarter. A sluggish labor market remains the primary stumbling block for the U.S. economy which seems to be in the summer doldrums. Employment growth averaged 75,000 per month in the second quarter, down from a monthly average of 226,000 in the first quarter. The higher jobs number of the first quarter did allow for a modest improvement in the overall unemployment rate, dropping from 8.5% at year-end 2011 to 8.2% on June 30, 2012.

Weakness in overall job creation has led to a decline in consumer confidence in 5 of the last 6 months. However, despite this decline in consumer confidence, consumers have reported no plans to slash their spending, although spending dropped slightly in May, the first drop in 11 months. It is critical that consumers continue to spend as they account for 70% of economic activity. Falling prices at the pump may continue to provide spending support for this critical component of economic growth.

In addition to lower gas prices, the housing market has been a bit of a bright spot for the consumer, albeit in selective areas of the country. There have been recent signs of recovery including sales of new single family homes in May that were at its highest level in more than two years. May’s much bigger than expected increase also reduced the supply of newly built houses to its lowest point since before the housing crisis. While homebuilding is unlikely to take off until the unemployment rate recedes, the reduced supply of homes may pave the way for some firming of housing prices.

U.S. Treasury bond prices also defied those investors expecting a weakened performance from the U.S. government’s loss of it AAA rating last year from the Standard and Poor’s rating agency. The other major rating agencies, Moody’s and Fitch, maintained their AAA ratings for U.S. government debt. Many investors were drawn to the relative safety of U.S. Treasury bonds amidst the uncertainty of world economic events. While the 10-year U.S. Treasury bond hovered around a 2% yield in the first quarter, it had touched a 1.5% yield by June.

The Value Line Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.
			Expenses
	Beginning	Ending	paid during
	account value	account value	period 1/1/12
	1/1/12	6/30/12	thru 6/30/12*

Actual	$1,000.00	$1,085.20	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.07

*
Expenses are equal to the Fund’s annualized expense ratio of 1.01% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Fund, Inc.

Portfolio Highlights at June 30, 2012 (unaudited)

Ten Largest Holdings

			Percentage of
Issue	Shares	Value	Net Assets
Edwards Lifesciences Corp.	23,000	$2,375,900	2.0%
AutoZone, Inc.	6,000	$2,203,020	1.9%
Rollins, Inc.	85,000	$1,901,450	1.6%
TJX Companies, Inc. (The)	44,000	$1,888,920	1.6%
Express Scripts Holding Co.	31,340	$1,749,712	1.5%
Yum! Brands, Inc.	26,800	$1,726,456	1.5%
FMC Corp.	31,400	$1,679,272	1.4%
Panera Bread Co. Class A	12,000	$1,673,280	1.4%
Church & Dwight Co., Inc.	30,000	$1,664,100	1.4%
Norvo Nordisk A/S ADR	10,100	$1,467,934	1.2%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities

The Value Line Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.2%)

	CONSUMER DISCRETIONARY (20.6%)
6,000	AutoZone, Inc. *	$2,203,020
7,000	Bed Bath & Beyond, Inc. *	432,600
9,800	BorgWarner, Inc. * (1)	642,782
22,400	Brinker International, Inc.	713,888
11,000	Buckle, Inc. (The) (1)	435,270
9,000	Buffalo Wild Wings, Inc. *	779,760
3,400	Chipotle Mexican Grill, Inc. *	1,291,830
11,700	Coach, Inc.	684,216
17,500	Darden Restaurants, Inc.	886,025
14,000	Deckers Outdoor Corp. * (1)	616,140
9,000	Dick’s Sporting Goods, Inc.	432,000
22,000	Dollar Tree, Inc. *	1,183,600
11,000	Domino’s Pizza, Inc.	340,010
3,800	Fossil, Inc. *	290,852
9,300	Genuine Parts Co.	560,325
13,000	Gildan Activewear, Inc.	357,760
5,000	Johnson Controls, Inc.	138,550
21,500	LKQ Corp. *	718,100
3,000	Lululemon Athletica, Inc. * (1)	178,890
15,300	McDonald’s Corp.	1,354,509
7,000	NIKE, Inc. Class B	614,460
2,000	O’Reilly Automotive, Inc. *	167,540
12,000	Panera Bread Co. Class A *	1,673,280
10,400	Penn National Gaming, Inc. *	463,736
3,000	Ralph Lauren Corp.	420,180
10,500	Starbucks Corp.	559,860
3,000	Tim Hortons, Inc.	157,920
44,000	TJX Companies, Inc. (The)	1,888,920
6,000	Ulta Salon, Cosmetics & Fragrance, Inc.	560,280
6,700	Under Armour, Inc. Class A * (1)	633,016
800	VF Corp.	106,760
10,000	Warnaco Group, Inc. (The) *	425,800
4,000	Wolverine World Wide, Inc.	155,120
4,600	Wynn Resorts Ltd.	477,112
26,800	Yum! Brands, Inc.	1,726,456
		24,270,567

Shares		Value
	CONSUMER STAPLES (10.9%)
2,400	Boston Beer Co., Inc. (The) Class A *	$290,400
4,900	British American Tobacco PLC ADR	500,388
8,000	Bunge Ltd.	501,920
15,400	Casey’s General Stores, Inc.	908,446
30,000	Church & Dwight Co., Inc.	1,664,100
9,000	Costco Wholesale Corp.	855,000
22,800	Diamond Foods, Inc. (1)	406,752
5,500	Energizer Holdings, Inc. *	413,875
36,000	Flowers Foods, Inc.	836,280
15,000	General Mills, Inc.	578,100
20,000	Green Mountain Coffee Roasters, Inc. * (1)	435,600
8,000	Harris Teeter Supermarkets, Inc.	327,920
11,400	Herbalife Ltd.	550,962
41,000	Hormel Foods Corp.	1,247,220
12,700	Ingredion, Inc.	628,904
21,100	J&J Snack Foods Corp.	1,247,010
7,000	PepsiCo, Inc.	494,620
2,000	Reynolds American, Inc.	89,740
5,300	TreeHouse Foods, Inc. *	330,137
6,000	Whole Foods Market, Inc.	571,920
		12,879,294

	ENERGY (1.2%)
2,300	Core Laboratories N.V.	266,570
4,000	Devon Energy Corp.	231,960
14,000	Enbridge, Inc.	558,880
3,700	Noble Energy, Inc.	313,834
		1,371,244

	FINANCIALS (5.1%)
8,000	Affiliated Managers Group, Inc. *	875,600
20,000	AFLAC, Inc.	851,800
10,000	American Tower Corp. REIT	699,100
2,000	Axis Capital Holdings Ltd.	65,100
14,000	Bank of Montreal	773,640
3,000	BlackRock, Inc.	509,460
2,300	Camden Property Trust REIT	155,641
4,600	M&T Bank Corp.	379,822

See Notes to Financial Statements.

The Value Line Fund, Inc.

June 30, 2012

Shares		Value

8,000	Royal Bank of Canada	$409,760
13,500	Stifel Financial Corp. *	417,150
13,000	T. Rowe Price Group, Inc.	818,480
		5,955,553
	HEALTH CARE (16.4%)
13,600	Alexion Pharmaceuticals, Inc. *	1,350,480
9,600	Allergan, Inc.	888,672
1,000	Bio-Rad Laboratories, Inc. Class A *	100,010
7,000	C.R. Bard, Inc.	752,080
10,400	Catalyst Health Solutions, Inc. *	971,776
12,200	Cerner Corp. *	1,008,452
18,900	Computer Programs & Systems, Inc.	1,081,458
7,000	DaVita, Inc. *	687,470
3,000	DENTSPLY International, Inc.	113,430
23,000	Edwards Lifesciences Corp. *	2,375,900
11,700	Endo Health Solutions, Inc. *	362,466
31,340	Express Scripts Holding Co. *	1,749,712
12,700	Henry Schein, Inc. *	996,823
6,600	IDEXX Laboratories, Inc. *	634,458
1,000	Intuitive Surgical, Inc. *	553,790
9,100	Mednax, Inc. *	623,714
3,800	Mettler-Toledo International, Inc. *	592,230
10,100	Novo Nordisk A/S ADR	1,467,934
17,500	Owens & Minor, Inc.	536,025
6,600	Techne Corp.	489,720
16,000	Teva Pharmaceutical Industries Ltd. ADR	631,040
8,200	Thermo Fisher Scientific, Inc.	425,662
6,400	Universal Health Services, Inc. Class B	276,224
7,000	Volcano Corp. *	200,550
6,000	Waters Corp. *	476,820
		19,346,896
	INDUSTRIALS (21.1%)
1,200	Acuity Brands, Inc.	61,092
26,500	AMETEK, Inc.	1,322,615
5,800	C.H. Robinson Worldwide, Inc.	339,474
11,100	Canadian National Railway Co.	936,618

Shares		Value

12,000	Chicago Bridge & Iron Co. N.V.	$455,520
15,000	CLARCOR, Inc.	722,400
7,000	Clean Harbors, Inc. *	394,940
23,700	Danaher Corp.	1,234,296
37,000	Donaldson Co., Inc.	1,234,690
2,400	Esterline Technologies Corp. *	149,640
11,700	Exelis, Inc.	115,362
12,000	Fastenal Co.	483,720
7,000	FedEx Corp.	641,270
9,300	Graco, Inc.	428,544
11,187	HEICO Corp.	442,110
15,000	IDEX Corp.	584,700
11,200	IHS, Inc. Class A *	1,206,576
5,850	ITT Corp.	102,960
6,800	J.B. Hunt Transport Services, Inc.	405,280
10,000	Kansas City Southern	695,600
15,700	Kirby Corp. *	739,156
7,400	L-3 Communications Holdings, Inc.	547,674
2,300	Middleby Corp. (The) *	229,103
9,200	Parker Hannifin Corp.	707,296
6,200	Precision Castparts Corp.	1,019,838
15,000	Republic Services, Inc.	396,900
85,000	Rollins, Inc.	1,901,450
13,400	Roper Industries, Inc.	1,320,972
12,000	Stericycle, Inc. *	1,100,040
6,800	Toro Co. (The)	498,372
7,000	Union Pacific Corp.	835,170
11,400	United Technologies Corp.	861,042
6,600	Valmont Industries, Inc.	798,402
4,300	Verisk Analytics, Inc. Class A *	211,818
4,900	W.W. Grainger, Inc.	937,076
25,300	Waste Connections, Inc.	756,976
		24,818,692

	INFORMATION TECHNOLOGY (11.5%)
19,600	Accenture PLC Class A	1,177,764
8,300	Alliance Data Systems Corp. * (1)	1,120,500
7,000	Amphenol Corp. Class A	384,440
4,500	Anixter International, Inc.	238,725
13,500	ANSYS, Inc. *	851,985

See Notes to Financial Statements.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

23,000	Check Point Software Technologies Ltd. *	$1,140,570
16,000	Cognizant Technology Solutions Corp. Class A *	960,000
7,000	Equinix, Inc. *	1,229,550
5,700	F5 Networks, Inc. *	567,492
13,200	Informatica Corp. *	559,152
2,600	MasterCard, Inc. Class A	1,118,286
9,400	MICROS Systems, Inc. *	481,280
12,000	Netgear, Inc. *	414,120
10,800	Open Text Corp. * (1)	538,920
4,000	Rackspace Hosting, Inc. *	175,760
7,000	Salesforce.com, Inc. *	967,820
4,300	Solera Holdings, Inc.	179,697
12,000	TIBCO Software, Inc. *	359,040
6,000	VMware, Inc. Class A *	546,240
8,100	Wright Express Corp. *	499,932
		13,511,273

	MATERIALS (9.6%)
20,000	Ball Corp.	821,000
4,200	CF Industries Holdings, Inc.	813,708
34,000	Crown Holdings, Inc. *	1,172,660
10,000	Cytec Industries, Inc.	586,400
3,000	Ecolab, Inc.	205,590
31,400	FMC Corp.	1,679,272
5,900	NewMarket Corp.	1,277,940
10,000	Packaging Corp. of America	282,400
11,300	Praxair, Inc.	1,228,649
12,000	Scotts Miracle-Gro Co. (The) Class A (1)	493,440
12,400	Sigma-Aldrich Corp.	916,732
25,900	Silgan Holdings, Inc.	1,105,671
12,400	Valspar Corp. (The)	650,876
		11,234,338

	TELECOMMUNICATION SERVICES (0.6%)
13,000	Crown Castle International Corp. *	762,580

	UTILITIES (2.2%)
10,000	ITC Holdings Corp.	689,100
18,000	ONEOK, Inc.	761,580
23,000	Questar Corp.	479,780
15,300	Wisconsin Energy Corp.	605,421
		2,535,881

Shares		Value

	TOTAL COMMON STOCKS
	(Cost $81,640,084)
	(99.2%)	$116,686,318
COLLATERAL FOR SECURITIES ON LOAN (4.5%)
5,245,135	Value Line Funds
	Collateral Account	5,245,135
	TOTAL COLLATERAL FOR SECURITIES ON LOAN
	(Cost $5,245,135) (4.5%)	5,245,135

	TOTAL INVESTMENT SECURITIES (103.7%)
	(Cost $86,885,219)	121,931,453

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.7%)		(4,307,977)

NET ASSETS (100%)		$117,623,476

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($117,623,476 ÷ 11,994,129 shares outstanding)		$9.81

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2012, the market value of the securities on loan was $5,272,194.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

See Notes to Financial Statements.

The Value Line Fund, Inc.

Statement of Assets and Liabilities at June 30, 2012 (unaudited)

Assets:
Investment securities, at value
(Cost – $86,885,219) (securities on loan, at value, $5,272,194)	$121,931,453
Cash	377,219
Receivable for securities sold	523,864
Receivable for capital shares sold	83,734
Interest and dividends receivable	62,022
Receivable for securities lending income	11,234
Prepaid expenses	8,157
Other	225
Total Assets	122,997,908

Liabilities:
Payable upon return of collateral for securities on loan	5,245,135
Payable for capital shares redeemed	3,536
Accrued expenses:
Advisory fee	63,445
Directors’ fees and expenses	150
Other	62,166
Total Liabilities	5,374,432
Net Assets	$117,623,476

Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 11,994,129 shares)	$11,994,129
Additional paid-in capital	128,662,668
Undistributed net investment income	113,340
Accumulated net realized loss on investments and foreign currency	(58,192,934)
Net unrealized appreciation of investments and foreign currency translations	35,046,273
Net Assets	$117,623,476

Net Asset Value, Offering and Redemption Price per Outstanding Share ($117,623,476 ÷ 11,994,129 shares outstanding)	$9.81

Statement of Operations for the Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $13,790)	$749,339
Securities lending income	13,899
Interest	1,071
Total Income	764,309

Expenses:
Advisory fee	439,408
Service and distribution plan fees	159,493
Auditing and legal fees	49,418
Transfer agent fees	48,526
Printing and postage	36,954
Registration and filing fees	25,309
Custodian fees	17,008
Directors’ fees and expenses	14,015
Insurance	8,000
Other	11,892
Total Expenses Before Fees Waived and Custody Credits	810,023
Less: Service and Distribution Plan Fees Waived	(159,493)
Less: Custody Credits	(84)
Net Expenses	650,446
Net Investment Income	113,863
Net Realized and Unrealized Gain on Investments and Foreign Exchange Transactions:
Net Realized Gain	7,467,676
Change in Net Unrealized Appreciation/(Depreciation)	3,979,915
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	11,447,591
Net Increase in Net Assets from Operations	$11,561,454

See Notes to Financial Statements.

The Value Line Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended June 30, 2012 (unaudited) and for the Year Ended December 31, 2011

	Six Months Ended
	June 30, 2012	Year Ended
	(unaudited)	December 31, 2011
Operations:
Net investment income (loss)	$113,863	$(25,717)
Net realized gain on investments and foreign currency	7,467,676	7,607,515
Change in net unrealized appreciation/(depreciation)	3,979,915	(3,327,050)
Net increase in net assets from operations	11,561,454	4,254,748

Distributions to Shareholders:
Net investment income	—	(18,709)

Capital Share Transactions:
Proceeds from sale of shares	2,420,647	49,836,935
Proceeds from reinvestment of dividends to shareholders	—	17,762
Cost of shares redeemed	(29,694,693)	(24,954,879)
Net increase/(decrease) in net assets from capital share transactions	(27,274,046)	24,899,818
Total Increase/(Decrease) in Net Assets	(15,712,592)	29,135,857

Net Assets:
Beginning of period	133,336,068	104,200,211
End of period	$117,623,476	$133,336,068
Undistributed net investment income/(loss), at end of period	$113,340	$(523)

See Notes to Financial Statements.

The Value Line Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Value Line Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long term-growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 — Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$116,686,318	$0	$0	$116,686,318
Collateral for Securities on Loan	0	5,245,135	0	5,245,135
Total Investments in Securities	$116,686,318	$5,245,135	$0	$121,931,453

The Value Line Fund, Inc.

June 30, 2012

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the six months ended June 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended June 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at June 30, 2012.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

The Value Line Fund, Inc.

Notes to Financial Statements (unaudited)

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended December 31, 2008 through December 31, 2011), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(I) Securities Lending: Under an agreement with State Street Bank & Trust (“State Street”), the Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Fund attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Fund has the right to use the collateral to offset the losses incurred.

The Value Line Fund, Inc.

June 30, 2012

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

As of June 30, 2012, the Fund loaned securities which were collateralized by cash. The value of the securities on loan and the value of the related collateral were as follows:

		Total Collateral
Value of Securities	Value of Cash	(including Calculated
Loaned	Collateral	Mark)
$5,272,194	$5,245,135	$5,386,605

(J) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
	(unaudited)	December 31, 2011
Shares sold	249,009	5,328,951
Shares issued on reinvestment	—	1,976
Shares redeemed	(3,006,327)	(2,772,173)
Net increase/(decrease)	(2,757,318)	2,558,754
Dividends per share from net investment income	$—	$0.0013

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2012 (unaudited)
Purchases:
Investment Securities	$2,541,211
Sales:
Investment Securities	$29,640,982

4. Income Taxes

At June 30, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$86,885,219
Gross tax unrealized appreciation	$36,716,531
Gross tax unrealized depreciation	(1,670,297)
Net tax unrealized appreciation on investments	$35,046,234

The Value Line Fund, Inc.

Notes to Financial Statements (unaudited)

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $439,408 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2012. This was computed at an annual rate of 0.70% of the first $100 million of the Fund’s average daily net assets plus 0.65% of the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries. Effective December 16, 2011 the Fund no longer waives Advisory fees.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2012, fees amounting to $159,493 before fee waivers were accrued under the Plan. Effective May 1, 2007 through June 30, 2013, the Distributor contractually agreed to waive the Fund’s 12b-1 fee for one year periods. For the six months ended June 30, 2012 all 12b-1 fees were waived. The Distributor has no right to recoup prior waivers.

For the six months ended June 30, 2012, the Fund’s expenses were reduced by $84 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At June 30, 2012, the officers and directors of the Fund as a group owned 1,072 shares, representing less than 1% of the outstanding shares.

The Value Line Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	June 30, 2012		Years Ended December 31,
	(unaudited)		2011		2010		2009	2008	2007
Net asset value, beginning of period	$9.04		$8.55		$6.81		$6.22	$12.83	$12.48
Income from investment operations:
Net investment income/(loss)	0.01		(0.00	)(1)	0.00	(1)	(0.01)	(0.03)	(0.01)
Net gains or (losses) on securities (both realized and unrealized)	0.76		0.49		1.74		0.60	(6.30)	2.37
Total from investment operations	0.77		0.49		1.74		0.59	(6.33)	2.36
Less distributions:
Dividends from net investment income	—		(0.00	)(1)	—		—	—	—
Distributions from net realized gains	—		—		—		—	(0.28)	(2.01)
Total distributions	—		(0.00	)(1)	—		—	(0.28)	(2.01)
Net asset value, end of period	$9.81		$9.04		$8.55		$6.81	$6.22	$12.83

Total return	8.52	%(2)	5.75%		25.55%		9.49%	(49.28)%	19.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$117,623		$133,336		$104,200		$92,680	$93,099	$203,274
Ratio of expenses to average net assets(3)	1.26	%(4)	1.29%		1.31	%(5)	1.36%	1.17%	1.08%
Ratio of expenses to average net assets(6)	1.01	%(4)	0.94%		0.91	%(7)	1.04%	0.92%	0.82%
Ratio of net investment income/(loss) to average net assets	0.18	%(4)	(0.02)%		0.02%		(0.22)%	(0.26)%	(0.11)%
Portfolio turnover rate	2	%(2)	18%		27%		122%	273%	216%

(1)	Amount is less than $.01 per share.
(2)	Not annualized.
(3)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of the advisory fees by the Adviser and the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers would have been 1.07% for the year ended December 31, 2007 and would have been unchanged for the other periods shown.

(4)	Annualized.
(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(6)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the advisory fee by the Adviser and the service and distribution plan fees by the Distributor.
(7)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

The Value Line Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 12 Value Line Funds. Each Director serves until his or her successor is elected and qualified.
Other
		Length of	Principal Occupation	Directorships
Name, Address, and YOB	Position	Time Served	During the Past 5 Years	Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

The Value Line Fund, Inc.

Management of the Fund

Other
		Length of	Principal Occupation	Directorships
Name, Address, and YOB	Position	Time Served	During the Past 5 Years	Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of the Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 - present)) and Senior Vice President (2004 - 2006) and President and Chief Operations Officer (2003 - 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

The Value Line Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2012